Fair Value Measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities, Beginning balance
Reclassification of warrants from liabilities to equity per ASU 2017-11
Revised warrant liability at December 31, 2016
Warrant liabilities, Ending balance
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities, Beginning balance
Reclassification of warrants from liabilities to equity per ASU 2017-11
Revised warrant liability at December 31, 2016
Warrant liabilities, Ending balance
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities, Beginning balance	858	3,316
Reclassification of warrants from liabilities to equity per ASU 2017-11		(2,611)
Revised warrant liability at December 31, 2016	858	705
Warrant liabilities, Ending balance	650	858
Fair Value Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities, Beginning balance	858	3,316
Reclassification of warrants from liabilities to equity per ASU 2017-11		(2,611)
Revised warrant liability at December 31, 2016		705
Warrant liabilities, Ending balance	$ 650	$ 858